Inventory (Details) - Schedule of Inventory, Current - USD ($)	Nov. 30, 2018	May 31, 2018	May 31, 2017
Schedule of Inventory, Current [Abstract]
Raw materials	$ 257,985	$ 0
Finished goods	612,999	0
Total	$ 870,984	$ 0	$ 0